Acquisitions and Equity Method Investments (Details) - Schedule of amortization of intangible assets - Unique Logistics International, Inc. [Member] - USD ($)	Feb. 28, 2023	May 31, 2022	May 31, 2021
Acquisitions and Equity Method Investments (Details) - Schedule of amortization of intangible assets [Line Items]
2024	$ 1,121,857
2025	898,857	$ 637,592
2026	898,857	637,592
2027	898,857	637,591
2028	898,857	602,814
Thereafter	1,797,715	4,219,301
Total.	$ 6,515,000	$ 7,337,704	$ 8,044,853